Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
(Loss) profit for the period attributable to equity holders of the Company	$ (716)	$ 1,067	$ 2,033	$ 1,875	$ 1,603	[1]
Item that will not be reclassified subsequently to profit or loss:
Currency translation differences	15	4	16	(12)	(22)
Total comprehensive (expense) income for the period attributable to equity holders of the Company	$ (701)	$ 1,071	$ 2,049	$ 1,863	$ 1,581

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.